                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
-------------------------------------------------------------------------------

                          MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    04/30/06

SEMIANNUAL REPORT

MFS(R) MULTIMARKET INCOME TRUST

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) MULTIMARKET INCOME TRUST                                         4/30/06

The trust seeks to provide a high current income through investment in fixed-income securities.

New York Stock Exchange Symbol: MMT

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                       3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              25
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     29
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            38
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     39
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             39
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    39
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      95.7%
              Cash & Other Net Assets                     4.0%
              Convertible Preferred Stocks                0.2%
              Stocks                                      0.1%

              MARKET SECTORS (i)

              High Yield Corporates                      28.7%
              ------------------------------------------------
              High Grade Corporates                      24.0%
              ------------------------------------------------
              Non-U.S. Government Bonds                  12.4%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  9.2%
              ------------------------------------------------
              U.S. Treasury Securities                    7.2%
              ------------------------------------------------
              Mortgage-Backed Securities                  4.8%
              ------------------------------------------------
              Cash & Other Net Assets                     4.0%
              ------------------------------------------------
              Emerging Market Bonds                       4.0%
              ------------------------------------------------
              Asset-Backed Securities                     2.5%
              ------------------------------------------------
              U.S. Government Agencies                    2.3%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.6%
              ------------------------------------------------
              U.S. Convertibles                           0.2%
              ------------------------------------------------
              U.S. Equities                               0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        36.2%
              ------------------------------------------------
              AA                                          2.7%
              ------------------------------------------------
              A                                           8.1%
              ------------------------------------------------
              BBB                                        19.7%
              ------------------------------------------------
              BB                                         22.0%
              ------------------------------------------------
              B                                          10.3%
              ------------------------------------------------
              CCC                                         0.8%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.6
              ------------------------------------------------
              Average Life (m)                        8.3 yrs.
              ------------------------------------------------
              Average Maturity (m)                   12.7 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                A-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              72.6%
              ------------------------------------------------
              Switzerland                                 4.1%
              ------------------------------------------------
              Germany                                     3.3%
              ------------------------------------------------
              United Kingdom                              3.0%
              ------------------------------------------------
              France                                      2.5%
              ------------------------------------------------
              Netherlands                                 1.8%
              ------------------------------------------------
              Ireland                                     1.6%
              ------------------------------------------------
              Finland                                     1.5%
              ------------------------------------------------
              Spain                                       1.4%
              ------------------------------------------------
              Other Countries                             8.2%
--------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Richard O. Hawkins, CFA, is Senior Vice President of MFS Investment Management(R) an investment grade fixed income research analyst; and a portfolio manager of MFS(R) Charter Income Trust. Prior to joining the firm in 1988, he spent two years as an International Bond Analyst for Fidelity Management & Research Company; and five years as an International Lending Officer for Manufacturers Hanover Trust Company. He was named portfolio manager at MFS in 2004. He has been a portfolio manager of the fund since April 2006. Richard earned a bachelor's degree from Brown University and a Master's of Business Administration from the University of Pennsylvania. He is a member of the Association for Investment Management and Research (AIMR) and the Boston Security Analysts Society, Inc. He holds the Chartered Financial Analyst (CFA) designation.

John F. Addeo, CFA, is Vice President and Associate Director of Fixed Income Research of MFS Investment Management(R) (MFS(R)) and portfolio manager of the high-yield bond portfolios of our mutual funds, variable annuities, offshore accounts and closed-end funds. John joined MFS as a research analyst in 1998. He became Vice President in 1999, associate portfolio manager in 2000, and portfolio manager in 2001. He has been a portfolio manager of the fund since February 2005. John was named Associate Director of Fixed Income Research in 2004. Previously, he was a quantitative analyst and a vice president in the high-yield groups of several major investment companies. He received a Bachelor of Science degree from Siena College in 1984. He holds the Chartered Financial Analyst (CFA) designation.

James J. Calmas is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of the firm's strategic income and limited maturity portfolios. He is a member of the MFS Fixed Income Strategy Group. He has been a portfolio manager of the fund since September 2004. Jim joined MFS in 1988 and was named Assistant Vice President in 1991, Vice President in 1993, portfolio manager in 1998, and Senior Vice President in 2002. He is a graduate of Dartmouth College and holds an M.B.A. degree from the Amos Tuck School of Business Administration of Dartmouth College.

Scott B. Richards, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the firm's high-yield and strategic income portfolios. He has been a portfolio manager of the fund since February 2005. Scott joined MFS in May 2004 with more than 24 years experience as a high-yield bond portfolio manager and research director at several leading investment management firms. He earned a M.B.A. degree from the Amos Tuck School at Dartmouth College in 1984 and a bachelor's degree in applied economics from Cornell University in 1981. He holds the Chartered Financial Analyst (CFA) designation and is a member of The Boston Security Analyst Society, Inc.

Matthew W. Ryan, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of strategic income and high yield portfolios, as well as the firm's emerging market debt portfolios. Before joining the firm in 1997, Matt worked for four years as an economist at the International Monetary Fund and for five years as an international economist with the U.S. Treasury Department. He was named a portfolio manager of MFS in 1998; Vice President in 1999; and Senior Vice President in 2005. He has been a portfolio manager of the fund since September 2001. Matt is a graduate of Williams College and earned a master's degree in international economics and foreign policy from Johns Hopkins University. Matt also holds the Chartered Financial Analyst (CFA) designation.

Note to Shareholders: Effective March 31, 2006, Peter Vaream was no longer a manager of the portfolio; effective April 1, 2006, Richard Hawkins became a manager of the portfolio.

PERFORMANCE SUMMARY THROUGH 4/30/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended
    4/30/06

                                                Date                     Price
------------------------------------------------------------------------------
Net asset value per share                      4/30/06                   $6.65
------------------------------------------------------------------------------
                                              10/31/05                   $6.74
------------------------------------------------------------------------------
New York Stock Exchange Price                  4/30/06                   $5.85
------------------------------------------------------------------------------
                                               2/22/06 (high) (t)        $6.17
------------------------------------------------------------------------------
                                               4/13/06 (low) (t)         $5.74
------------------------------------------------------------------------------
                                              10/31/05                   $6.15
------------------------------------------------------------------------------

TOTAL RETURNS VS BENCHMARKS

Six months ended
    4/30/06

------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar Hedged Index (f)             -0.08%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index Global (f)                       4.85%
------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Bond Index (f)                               0.04%
------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage Bond Index (f)                  0.70%
------------------------------------------------------------------------------
Lehman Brothers U.S. High Yield Corporate Bond Index (f)                 4.97%
------------------------------------------------------------------------------
Net asset value (r)                                                      1.85%
------------------------------------------------------------------------------
New York Stock Exchange Price (r)                                       -1.80%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period November 1, 2005 through April 30, 2006.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for U.S. dollar-denominated debt instruments issued by sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds.

Lehman Brothers U.S. Credit Bond Index - measures publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie
Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the net asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Interest payments on inflation adjusted debt instruments can be unpredictable and vary based on the level of inflation. The value of floating rate loans depends on the credit quality and adequacy of the collateral securing the loan. Enforcing rights against the collateral may be difficult or insufficient if the borrower of the floating rate loan defaults. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them.

These risks may increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06


The Portfolio of Investments is a complete list of all securities owned by your trust.
It is categorized by broad-based asset classes.

Bonds - 95.9%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.3%
-------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                            $    795,000         $    796,988
EchoStar DBS Corp., 6.375%, 2011                                         4,205,000            4,105,131
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                         580,000              603,200
Lamar Media Corp., 7.25%, 2013                                           1,715,000            1,719,288
Liberty Media Corp., 5.7%, 2013                                          2,799,000            2,604,637
News America Holdings, 7.7%, 2025                                        2,217,000            2,374,629
                                                                                           ------------
                                                                                           $ 12,203,873
-------------------------------------------------------------------------------------------------------
Aerospace - 0.3%
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                  $    945,000         $    969,806
Rolls-Royce PLC, 6.375%, 2007                                       EUR    300,000              390,239
                                                                                           ------------
                                                                                           $  1,360,045
-------------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                              $  1,015,699         $    958,308
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 12.1%
-------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       $  3,570,000         $  3,602,371
ARCap, Inc., "H", 6.1%, 2045 (a)                                         2,000,000            1,730,075
Asset Securitization Corp., FRN, 8.009%, 2029                            1,877,956            1,952,132
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043             1,375,626            1,293,432
Banc of America Commercial Mortgage, Inc., FRN, 5.1818%, 2047            1,375,626            1,328,366
Bayview Financial Acquisition Trust, FRN, 5.483%, 2045                   1,130,000            1,123,644
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8%, 2040 (a)                                                           4,000,000            4,006,520
Chalet Finance 1 PLC, 2.976%, 2013                                  EUR    300,000              378,776
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035              $    614,000              605,687
CPS Auto Receivables Trust, 2.89%, 2009 (a)                                273,398              268,656
Crest Ltd., 7%, 2040 (a)                                                 2,000,000            1,799,000
DEPFA Bank, 5.5%, 2010                                              EUR    960,000            1,282,310
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 $  1,847,000            2,003,743
DLJ Commercial Mortgage Corp., 6.04%, 2031                               2,000,000            2,018,857
Falcon Franchise Loan LLC, FRN, 3.926%, 2025 (a)(i)                      7,976,087            1,310,471
First Union National Bank Commercial Mortgage Trust, FRN, 0.95%,
2043 (a)(i)                                                             28,977,068            1,090,468
First Union-Lehman Brothers Bank of America, FRN,
0.4943%, 2035 (i)                                                       66,165,138            1,198,118
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (a)                                                             1,847,000            2,026,081
First Union-Lehman Brothers Commercial Mortgage Trust, FRN,
7.5%, 2029                                                               1,846,973            2,043,219
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                   2,542,000            2,541,356
GMAC Commercial Mortgage Securities, Inc., FRN,
7.661%, 2034 (a)                                                         1,853,000            2,001,589
Granites Mortgages PLC, FRN, 5.15%, 2042                            EUR    350,000              448,722
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.2944%, 2043                                                         $  1,375,626            1,337,514
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.1013%, 2046                                                            2,592,895            2,594,526
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9574%,
2030 (i)                                                                17,914,707              428,162
Morgan Stanley Capital I, Inc., 6.86%, 2010                              2,215,000            2,233,540
Morgan Stanley Capital I, Inc., FRN, 1.4628%, 2039 (a)(i)               14,915,475            1,026,602
Mortgage Capital Funding, Inc., FRN, 0.7719%, 2031 (i)                  17,978,313              225,083
Multi-Family Capital Access One, Inc., 6.65%, 2024                         108,511              110,645
Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)                   3,000,000            3,036,000
Prudential Securities Secured Financing Corp., FRN,
7.3762%, 2013 (a)                                                        2,581,000            2,698,248
RMAC PLC, FRN, 2.895%, 2036 (a)                                     EUR    208,878              263,448
Structured Asset Securities Corp., FRN, 4.67%, 2035                   $  4,570,839            4,507,416
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                               1,993,445            2,019,513
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                    2,000,000            1,890,370
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042               2,000,000            1,909,589
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042               1,375,626            1,314,313
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3162%, 2044              2,777,000            2,692,115
                                                                                           ------------
                                                                                           $ 64,340,677
-------------------------------------------------------------------------------------------------------
Automotive - 2.6%
-------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                        EUR    100,000         $    135,567
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                       $  1,251,000            1,450,198
DaimlerChrysler Note, 5.625%, 2007                                  EUR    100,000              128,123
Ford Motor Credit Co., 4.95%, 2008                                    $    435,000              404,355
Ford Motor Credit Co., 6.625%, 2008                                        422,000              396,488
Ford Motor Credit Co., 5.8%, 2009                                          410,000              371,112
Ford Motor Credit Co., 7.375%, 2009                                      2,115,000            1,954,209
Ford Motor Credit Co., 5.7%, 2010                                        1,102,000              968,769
Ford Motor Credit Co., 7%, 2013                                            546,000              480,413
General Motors Acceptance Corp., 6%, 2006                           EUR    375,000         $    473,433
General Motors Acceptance Corp., 6.125%, 2008                         $    503,000              484,435
General Motors Acceptance Corp., 5.85%, 2009                               962,000              904,495
General Motors Acceptance Corp., 6.75%, 2014                             2,998,000            2,732,452
General Motors Acceptance Corp., 8%, 2031                                1,155,000            1,095,185
Johnson Controls, Inc., 5.25%, 2011                                      1,180,000            1,157,798
Lear Corp., 8.11%, 2009                                                    694,000              678,385
Lear Corp., 5.75%, 2014                                                    210,000              176,400
                                                                                           ------------
                                                                                           $ 13,991,817
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.9%
-------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012 (i)                                         $     14,000         $     14,455
Banco BMG S.A., 9.15%, 2016 (a)                                            714,000              732,921
Banco do Estado de Sao Paulo S.A., 8.7%, 2049                               15,000               15,075
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                          577,000              579,885
Banco Hipotecario S.A., 9.75%, 2016 (a)                                     35,000               35,525
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)            655,000              651,725
Bank of Ireland, 7.4%, 2049                                         EUR    500,000              715,129
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049          EUR    100,000              139,999
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                          $  2,099,000            1,939,516
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)           642,000              600,465
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                     1,023,000              996,276
Credit Suisse Group, 7.974%, 2010                                   EUR    265,000              380,790
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)              $  1,543,000            1,525,501
J.P. Morgan Chase & Co., 5.125%, 2014                                    2,755,000            2,620,630
Kazkommerts International B.V., 7%, 2009                                   986,000              988,465
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)        1,220,000            1,182,104
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                            1,633,000            1,614,908
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                 1,568,000            1,536,430
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049          EUR    330,000              450,253
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                     $    833,000              813,968
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                           626,000              597,866
Russian Standard Finance S.A., 7.5%, 2010 (a)                              257,000              247,363
Russian Standard Finance S.A., 8.625%, 2011 (a)                            769,000              769,000
SG Capital Trust I, 7.875% to 2010, FRN to 2049                     EUR    300,000              427,867
Turanalem Finance B.V., 7.875%, 2010                                  $     15,000               15,225
Turanalem Finance B.V., 7.75%, 2013 (a)                                    595,000              587,563
VTB Capital S.A., 7.5%, 2011                                                68,000               71,230
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                    4,068,000            3,988,174
Woori Bank, 6.125% to 2001, FRN to 2016 (a)                              1,510,000            1,508,339
                                                                                           ------------
                                                                                           $ 25,746,647
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.0%
-------------------------------------------------------------------------------------------------------
CCH II LLC, 10.25%, 2010                                              $  1,025,000         $  1,032,688
Cox Communications, Inc., 4.625%, 2013                                   1,744,000            1,584,965
CSC Holdings, Inc., 8.125%, 2009                                         1,969,000            2,042,838
Lenfest Communications, Inc., 10.5%, 2006                                  500,000              502,485
Mediacom LLC, 9.5%, 2013                                                   490,000              501,025
Rogers Cable, Inc., 5.5%, 2014                                           1,975,000            1,819,469
TCI Communications Financing III, 9.65%, 2027                            5,000,000            5,360,640
TCI Communications, Inc., 9.8%, 2012                                     1,135,000            1,329,691
Time Warner Entertainment Co. LP, 8.375%, 2033                           1,557,000            1,780,914
                                                                                           ------------
                                                                                           $ 15,954,715
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                 $  2,665,000         $  2,661,853
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                             2,538,000            2,652,949
                                                                                           ------------
                                                                                           $  5,314,802
-------------------------------------------------------------------------------------------------------
Building - 0.5%
-------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                            $  2,500,000         $  2,564,773
-------------------------------------------------------------------------------------------------------
Business Services - 0.5%
-------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                      $    375,000         $    380,625
Xerox Corp., 7.625%, 2013                                                2,010,000            2,075,325
                                                                                           ------------
                                                                                           $  2,455,950
-------------------------------------------------------------------------------------------------------
Chemicals - 1.5%
-------------------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                       EUR    100,000         $    131,890
BCP Crystal Holdings Corp., 9.625%, 2014                              $    413,000              454,300
Equistar Chemicals, 10.125%, 2008                                          520,000              557,050
Equistar Chemicals, 10.625%, 2011                                        1,225,000            1,335,250
Hercules, Inc., 6.75%, 2029                                              1,890,000            1,826,213
Huntsman International LLC, 10.125%, 2009                                  575,000              585,063
Kronos International, Inc., 8.875%, 2009                            EUR     95,000              125,211
Linde Finance B.V., 6% to 2013, FRN to 2049                         EUR    101,000              128,456
Lyondell Chemical Co., 11.125%, 2012                                  $  1,330,000            1,469,650
Nalco Co., 7.75%, 2011                                                   1,410,000            1,417,050
Nalco Co., 8.875%, 2013                                                    150,000              154,875
                                                                                           ------------
                                                                                           $  8,185,008
-------------------------------------------------------------------------------------------------------
Conglomerates - 0.0%
-------------------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                                 EUR    100,000         $    136,102
-------------------------------------------------------------------------------------------------------
Construction - 0.6%
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                  $  2,050,000         $  1,962,875
M/I Homes, Inc., 6.875%, 2012                                            1,325,000            1,235,563
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                       25,000               25,250
                                                                                           ------------
                                                                                           $  3,223,688
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
-------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006                                         EUR     30,000         $     38,230
Church & Dwight Co., Inc., 6%, 2012                                   $    805,000              776,825
Fortune Brands, Inc., 5.125%, 2011                                         632,000              616,888
Service Corp. International, 7%, 2017 (a)                                  560,000              548,800
Sodexho Alliance S.A., 5.875%, 2009                                 EUR    100,000              132,732
                                                                                           ------------
                                                                                           $  2,113,475
-------------------------------------------------------------------------------------------------------
Containers - 0.8%
-------------------------------------------------------------------------------------------------------
Ball Corp., 6.625%, 2018                                              $  1,025,000         $    995,531
Crown Americas, 7.75%, 2015 (a)                                          1,215,000            1,248,413
Owens-Brockway Glass Container, Inc., 8.875%, 2009                         515,000              535,600
Owens-Brockway Glass Container, Inc., 8.25%, 2013                        1,655,000            1,700,513
                                                                                           ------------
                                                                                           $  4,480,057
-------------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
-------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                $  1,630,000         $  1,532,200
-------------------------------------------------------------------------------------------------------
Electronics - 0.3%
-------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                            $  1,660,000         $  1,635,100
-------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
-------------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, FRN, 5.727%, 2008                       $     75,000         $     73,969
Gaz Capital S.A., 8.625%, 2034                                              28,000               33,793
Gazprom International S.A., 7.201%, 2020                                    63,000               65,451
Gazprom OAO, 9.625%, 2013                                                  620,000              733,150
Gazprom OAO, 8.625%, 2034 (a)                                              713,000              862,730
National Power Corp., FRN, 9.0238%, 2011                                    19,000               20,993
Pemex Project Funding Master Trust, 8.625%, 2022                           395,000              457,410
Pemex Project Funding Master Trust, 9.5%, 2027                              94,000              117,594
Pemex Project Funding Master Trust, 6.625%, 2035                            46,000               43,470
Pemex Project Funding Master Trust, FRN, 6.21%, 2010                        38,000               38,912
Pemex Project Funding Master Trust, FRN, 5.43%, 2012 (a)                   113,000              113,000
Petronas Capital Ltd., 7.875%, 2022                                        602,000              699,201
                                                                                           ------------
                                                                                           $  3,259,673
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 1.6%
-------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 8.75%, 2011                                   $     22,000         $     24,640
Banco de La Republica Oriental del Uruguay, 10.5%, 2006             UYU  1,057,515            45,770
Banque Centrale de Tunisie, 7.375%, 2012                              $     28,000               29,750
Federative Republic of Brazil, 7.875%, 2015                                 49,000               52,773
Federative Republic of Brazil, 8%, 2018                                    107,000              116,149
Federative Republic of Brazil, 8.875%, 2019                                197,000              227,043
Federative Republic of Brazil, 8.875%, 2024                                 89,000              101,683
Federative Republic of Brazil, 8.25%, 2034                                  52,000               56,550
Federative Republic of Brazil, 11%, 2040                                    14,000               18,025
Government of Jamaica, 10.625%, 2017                                        18,000               20,817
Republic of Algeria, FRN, 5.8125%, 2006                                      2,667                2,663
Republic of Algeria, FRN, 5.8125%, 2010                                     84,800               84,588
Republic of Argentina, 8.28%, 2033                                          51,184               50,928
Republic of Argentina, 0%, 2035                                            151,600               15,312
Republic of Argentina, FRN, 11.217%, 2008                           ARS     38,000               12,539
Republic of Argentina, FRN, 4.889%, 2012                              $    873,750              956,545
Republic of Argentina, FRN, 2%, 2014                                ARS     57,000               19,123
Republic of Bulgaria, 8.25%, 2015                                     $    251,000              289,227
Republic of Colombia, 8.125%, 2024                                          22,000               24,475
Republic of Colombia, FRN, 6.55%, 2015                                     563,000              592,014
Republic of Croatia, FRN, 5.625%, 2010                                      49,500               49,624
Republic of El Salvador, 8.25%, 2032                                        10,000               10,800
Republic of El Salvador, 7.65%, 2035 (a)                                    38,000               38,095
Republic of Guatemala, 8.125%, 2034 (a)                                     24,000               26,460
Republic of Guatemala, 8.125%, 2034                                         32,000               35,280
Republic of Indonesia, 7.25%, 2015                                          36,000               36,990
Republic of Indonesia, 6.875%, 2017 (a)                                    100,000               99,000
Republic of Panama, 9.375%, 2029                                           768,000              958,848
Republic of Panama, 6.7%, 2036                                               9,000                8,820
Republic of Peru, 5%, 2017                                                  47,400               45,267
Republic of Philippines, 9.375%, 2017                                      105,000              122,194
Republic of Philippines, 9.875%, 2019                                       40,000               48,100
Republic of Philippines, 9.5%, 2030                                        106,000              125,478
Republic of South Africa, 7.375%, 2012                                      23,000               24,581
Republic of Turkey, 11.5%, 2012                                             10,000               12,475
Republic of Turkey, 7.25%, 2015                                            161,000              167,038
Republic of Turkey, 7%, 2020                                                33,000               33,206
Republic of Turkey, 7.375%, 2025                                            47,000               48,058
Republic of Turkey, 8%, 2034                                                57,000               60,990
Republic of Uruguay, 7.5%, 2015                                             64,000               65,920
Republic of Venezuela, 8.5%, 2014                                          198,000              221,760
Republic of Venezuela, 7%, 2018                                            109,000              109,545
Republic of Venezuela, 9.375%, 2034                                         13,000               16,491
Republic of Vietnam, FRN, 5.875%, 2016                                      12,174               12,000
Russian Federation, 3%, 2008                                             1,549,000            1,467,832
Russian Federation, 11%, 2018                                              384,000              543,552
United Mexican States, 6.375%, 2013                                        448,000              455,392
United Mexican States, 8.125%, 2019                                        760,000              877,800
United Mexican States, 8%, 2022                                             10,000               11,500
United Mexican States, 8.3%, 2031                                           74,000               87,875
                                                                                           ------------
                                                                                           $  8,561,585
-------------------------------------------------------------------------------------------------------
Energy  - Independent - 1.6%
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                   $    580,000         $    595,950
Chesapeake Energy Corp., 7%, 2014                                          645,000              646,613
Chesapeake Energy Corp., 6.875%, 2016                                    1,825,000            1,797,625
Forest Oil Corp., 7.75%, 2014                                              950,000              980,875
Newfield Exploration Co., 6.625%, 2014                                     625,000              615,625
Ocean Energy, Inc., 4.375%, 2007                                           908,000              895,478
Plains Exploration & Production Co., 7.125%, 2014                        1,080,000            1,093,500
Quicksilver Resources, Inc., 7.125%, 2016                                  730,000              719,050
Vintage Petroleum, Inc., 8.25%, 2012                                       950,000            1,011,225
                                                                                           ------------
                                                                                           $  8,355,941
-------------------------------------------------------------------------------------------------------
Energy  - Integrated - 0.3%
-------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                        $  1,555,000         $  1,689,786
-------------------------------------------------------------------------------------------------------
Entertainment - 0.4%
-------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                   $    484,000         $    480,370
AMC Entertainment, Inc., 11%, 2016 (a)                                     435,000              471,975
Six Flags, Inc., 9.75%, 2013                                               475,000              483,313
Turner Broadcasting System, Inc., 8.375%, 2013                             419,000              464,645
                                                                                           ------------
                                                                                           $  1,900,303
-------------------------------------------------------------------------------------------------------
Financial Institutions - 1.6%
-------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                          $  2,752,000         $  2,617,036
Berkshire Hathaway Finance Corp., 5.1%, 2014                             4,500,000            4,307,054
Capital One Bank, 4.25%, 2008                                            1,296,000            1,259,724
MBNA Europe Funding PLC, 6.5%, 2007                                 EUR    150,000              194,540
                                                                                           ------------
                                                                                           $  8,378,354
-------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.2%
-------------------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009                  EUR    125,000         $    165,728
B&G Foods Holding Corp., 8%, 2011                                     $    375,000              384,375
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                         53,000               53,000
Michael Foods, Inc., 8%, 2013                                              685,000              686,713
                                                                                           ------------
                                                                                           $  1,289,816
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.5%
-------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                $    795,000         $    796,988
International Paper Co., 5.375%, 2006                               EUR    140,000              177,595
Jefferson Smurfit Corp., 8.25%, 2012                                  $    395,000              383,150
MDP Acquisitions PLC, 9.625%, 2012                                         640,000              675,200
MeadWestvaco Corp., 6.8%, 2032                                             679,000              634,490
Norske Skog Canada Ltd., 7.375%, 2014                                    1,210,000            1,134,375
Packaging Corp. of America, 5.75%, 2013                                  2,500,000            2,413,568
Sino-Forest Corp., 9.125%, 2011 (a)                                         10,000               10,763
Stora Enso Oyj, 6.404%, 2016 (a)                                         1,580,000            1,566,777
UPM Kymmene Corp., 6.125%, 2012                                     EUR    100,000              135,823
                                                                                           ------------
                                                                                           $  7,928,729
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.5%
-------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                        $  1,140,000         $  1,128,600
Caesars Entertainment, Inc., 8.125%, 2011                                1,520,000            1,635,900
Grupo Posadas S.A. de C.V., 8.75%, 2011                                     13,000               13,488
GTECH Holdings Corp., 5.25%, 2014                                          515,000              497,054
Harrah's Operating Co., Inc., 5.625%, 2015                               1,018,000              966,264
Host Marriott LP, 7.125%, 2013                                             950,000              964,250
Host Marriott LP, 6.375%, 2015                                             540,000              522,450
Mandalay Resort Group, 9.375%, 2010                                        950,000            1,021,250
MGM Mirage, Inc., 8.375%, 2011                                           2,530,000            2,662,825
MGM Mirage, Inc., 6.75%, 2013 (a)                                          500,000              492,500
MGM Mirage, Inc., 6.875%, 2016 (a)                                         420,000              409,500
NCL Corp. Ltd., 10.625%, 2014                                            1,000,000            1,010,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                  505,000              542,875
Royal Caribbean Cruises Ltd., 8%, 2010                                   1,730,000            1,847,688
Scientific Games Corp., 6.25%, 2012                                        825,000              796,125
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                  2,775,000            2,983,125
Station Casinos, Inc., 6.5%, 2014                                          870,000              846,075
Wynn Las Vegas LLC, 6.625%, 2014                                           500,000              486,250
                                                                                           ------------
                                                                                           $ 18,826,219
-------------------------------------------------------------------------------------------------------
Industrial - 0.4%
-------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                             $  1,510,000         $  1,645,900
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                          690,000              704,663
                                                                                           ------------
                                                                                           $  2,350,563
-------------------------------------------------------------------------------------------------------
Insurance - 1.1%
-------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                           $  2,500,000         $  2,394,403
Prudential Financial, Inc., 5.1%, 2014                                   1,985,000            1,887,364
UnumProvident Corp., 7.625%, 2011                                          470,000              492,893
UnumProvident Corp., 6.85%, 2015 (a)                                     1,251,000            1,245,001
                                                                                           ------------
                                                                                           $  6,019,661
-------------------------------------------------------------------------------------------------------
Insurance  - Property & Casualty - 0.8%
-------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032 (a)                     $  2,384,000         $  2,549,252
AIG SunAmerica Institutional Funding III, 3.5%, 2009                EUR    100,000              124,975
Allianz AG, 5.5% to 2014, FRN to 2049                               EUR    140,000              183,764
Fund American Cos., Inc., 5.875%, 2013                                $  1,464,000            1,428,353
                                                                                           ------------
                                                                                           $  4,286,344
-------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.7%
-------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.75%, 2006                                       EUR    750,000         $    950,109
KfW Bankengruppe, FRN, 2.563%, 2007                                 EUR  1,678,000            2,114,566
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                     EUR    557,000              702,389
Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007                     EUR    521,000              656,726
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007                     EUR    990,000            1,248,660
Network Rail MTN Finance PLC, 2.628%, 2007                          EUR    536,000         $    676,005
Network Rail MTN Finance PLC, FRN, 2.628%, 2007                     EUR  1,162,000            1,465,517
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008           EUR    750,000            1,015,273
Vattenfall Treasury AB, 6%, 2010                                    EUR    125,000              169,449
                                                                                           ------------
                                                                                           $  8,998,694
-------------------------------------------------------------------------------------------------------
International Market Sovereign - 10.4%
-------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                             EUR  2,097,000         $  2,645,736
Federal Republic of Germany, 3.75%, 2015                            EUR  1,959,000            2,435,136
Federal Republic of Germany, 6.25%, 2030                            EUR    393,000              645,510
Government of New Zealand, 6.5%, 2013                               NZD  4,905,000            3,247,433
Government of New Zealand, 6%, 2017                                 NZD    997,000              644,620
Kingdom of Netherlands, 5.75%, 2007                                 EUR  2,331,000            2,999,668
Kingdom of Netherlands, 3.75%, 2009                                 EUR  2,649,000            3,359,228
Kingdom of Spain, 6%, 2008                                          EUR  2,476,000            3,256,979
Kingdom of Spain, 5.35%, 2011                                       EUR  1,902,000            2,578,336
Republic of Austria, 5.5%, 2007                                     EUR  2,609,000            3,390,449
Republic of Finland, 5.375%, 2013                                   EUR  4,316,000            5,943,378
Republic of France, 4.75%, 2007                                     EUR  4,716,000            6,054,687
Republic of France, 4%, 2009                                        EUR    215,000              274,835
Republic of France, 5%, 2012                                        EUR    400,000              536,895
Republic of France, 4.75%, 2012                                     EUR    612,000              812,706
Republic of France, 5%, 2016                                        EUR    207,000              283,015
Republic of France, 6%, 2025                                        EUR    409,000              639,938
Republic of Ireland, 4.25%, 2007                                    EUR  4,742,000            6,060,550
Republic of Ireland, 4.6%, 2016                                     EUR    547,000              723,991
United Kingdom Treasury, 5.75%, 2009                                GBP  1,567,000            2,955,004
United Kingdom Treasury, 8%, 2015                                   GBP  2,498,000            5,732,973
United Kingdom Treasury, 4.25%, 2036                                GBP     69,000              125,035
                                                                                           ------------
                                                                                           $ 55,346,102
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
-------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                      $  1,200,000         $  1,173,000
Case New Holland, Inc., 9.25%, 2011                                        340,000              361,250
Case New Holland, Inc., 7.125%, 2014 (a)                                   820,000              805,650
Manitowoc Co., Inc., 10.5%, 2012                                           767,000              836,030
Terex Corp., 9.25%, 2011                                                   570,000              607,050
                                                                                           ------------
                                                                                           $  3,782,980
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.2%
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                             $  1,010,000         $    980,485
Baxter International, Inc., 9.5%, 2008                                   2,331,000            2,501,301
DaVita, Inc., 6.625%, 2013                                                 300,000              296,250
Fisher Scientific International, Inc., 6.125%, 2015                        655,000              623,888
HCA, Inc., 8.75%, 2010                                                   2,085,000            2,258,220
HCA, Inc., 6.375%, 2015                                                  2,075,000            1,997,935
Omnicare, Inc., 6.875%, 2015                                             1,090,000            1,077,738
Owens & Minor, Inc., 6.35%, 2016                                         1,420,000            1,407,520
Triad Hospitals, Inc., 7%, 2013                                            685,000              668,731
                                                                                           ------------
                                                                                           $ 11,812,068
-------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
-------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035 (a)                                       $    446,000         $    402,564
Foundation PA Coal Co., 7.25%, 2014                                      1,885,000            1,889,713
Massey Energy Co., 6.875%, 2013 (a)                                      1,295,000            1,246,438
Peabody Energy Corp., 5.875%, 2016                                       1,220,000            1,155,950
Peabody Energy Corp., "B", 6.875%, 2013                                    340,000              342,550
U.S. Steel Corp., 9.75%, 2010                                              795,000              858,600
                                                                                           ------------
                                                                                           $  5,895,815
-------------------------------------------------------------------------------------------------------
Mortgage Backed - 4.8%
-------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2036                                           $  3,651,749         $  3,657,175
Fannie Mae, 5.5%, 2021 - 2035                                           12,125,593           11,871,469
Fannie Mae, 5%, 2027 - 2035                                              8,355,991            8,079,590
Fannie Mae, 6.5%, 2031 - 2032                                            1,799,887            1,835,485
                                                                                           ------------
                                                                                           $ 25,443,719
-------------------------------------------------------------------------------------------------------
Natural Gas  - Distribution - 0.3%
-------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                     $  1,030,000         $  1,024,850
AmeriGas Partners LP, 7.125%, 2016                                         365,000              361,350
                                                                                           ------------
                                                                                           $  1,386,200
-------------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 1.9%
-------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                        $    440,000         $    467,060
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                               810,000              836,325
CenterPoint Energy Resources Corp., 7.875%, 2013                         1,250,000            1,379,499
Colorado Interstate Gas Co., 5.95%, 2015                                   365,000              345,276
Kinder Morgan Energy Partners LP, 7.4%, 2031                             2,775,000            2,959,193
Magellan Midstream Partners LP, 5.65%, 2016                              1,123,000            1,082,648
Southern Natural Gas Co., Inc., 8.875%, 2010                             1,040,000            1,103,960
Williams Cos., Inc., 8.75%, 2032                                         1,500,000            1,728,750
                                                                                           ------------
                                                                                           $  9,902,711
-------------------------------------------------------------------------------------------------------
Network & Telecom - 3.8%
-------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                         $     11,000         $     12,430
BellSouth Corp., 6.55%, 2034                                             3,213,000            3,170,042
Citizens Communications Co., 9.25%, 2011                                 1,785,000            1,961,269
Citizens Communications Co., 9%, 2031                                      870,000              933,075
Deutsche Telekom International Finance B.V., 8.125%, 2012           EUR    130,000              196,258
Deutsche Telekom International Finance B.V., 8.25%, 2030              $  1,477,000            1,753,794
Nordic Telephone Co. Holdings, 8.25%, 2016 (a)                      EUR    185,000              233,040
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                       $    205,000              213,200
Nordic Telephone Co. Holdings, FRN, 8.352%, 2016 (a)                EUR    165,000              207,846
OTE Telecommunications PLC, 6.125%, 2007                            EUR    195,000              251,032
Qwest Corp., 7.875%, 2011                                             $  1,890,000            1,982,138
Qwest Corp., 8.875%, 2012                                                  950,000            1,040,250
Telecom Italia Capital, 6%, 2034                                         2,020,000            1,802,733
Telefonica Europe B.V., 7.75%, 2010                                      1,500,000            1,610,543
Verizon New York, Inc., 7.375%, 2032                                     4,590,000            4,594,829
                                                                                           ------------
                                                                                           $ 19,962,479
-------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                         $    280,000         $    276,500
GulfMark Offshore, Inc., 7.75%, 2014                                       760,000              767,600
                                                                                           ------------
                                                                                           $  1,044,100
-------------------------------------------------------------------------------------------------------
Oils - 0.5%
-------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                              $  2,575,000         $  2,705,720
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.75%, 2033                                    $  1,002,000         $  1,049,088
-------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                  EUR    250,000         $    329,645
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                        EUR    148,000         $    189,477
Dex Media East LLC, 9.875%, 2009                                      $  1,235,000            1,315,275
Dex Media West LLC, 9.875%, 2013                                           567,000              624,409
MediaNews Group, Inc., 6.875%, 2013                                      1,060,000              969,900
Pearson PLC, 6.125%, 2007                                           EUR    135,000              173,584
Reed Elsevier Capital, Inc., 5.75%, 2008                            EUR    125,000              164,222
                                                                                           ------------
                                                                                           $  3,436,867
-------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                        $     21,000         $     21,840
TFM S.A. de C.V., 9.375%, 2012                                             717,000              770,775
                                                                                           ------------
                                                                                           $    792,615
-------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010                                   $  1,375,000         $  1,324,759
-------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                        $  1,630,000         $  1,629,914
-------------------------------------------------------------------------------------------------------
Retailers - 1.6%
-------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                         $    905,000         $    920,838
Dollar General Corp., 8.625%, 2010                                         685,000              732,950
Gap, Inc., 9.55%, 2008                                                   2,710,000            2,945,599
GSC Holdings Corp., 8%, 2012 (a)                                           525,000              525,656
Limited Brands, Inc., 5.25%, 2014                                        2,294,000            2,106,248
Rite Aid Corp., 8.125%, 2010                                               635,000              649,288
Steinway Musical Instruments, Inc., 7%, 2014 (a)                           655,000              650,088
                                                                                           ------------
                                                                                           $  8,530,667
-------------------------------------------------------------------------------------------------------
Specialty Stores - 0.0%
-------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011                 EUR    125,000         $    160,032
-------------------------------------------------------------------------------------------------------
Steel - 0.2%
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                        $    995,000         $  1,114,400
-------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                             $  2,500,000         $  2,535,615
-------------------------------------------------------------------------------------------------------
Supranational - 0.3%
-------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                               $    521,000         $    491,042
European Investment Bank, 5.375%, 2012                              EUR    750,000            1,022,036
                                                                                           ------------
                                                                                           $  1,513,078
-------------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 1.0%
-------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                        $    520,000         $    568,750
Mobile TeleSystems Finance S.A., 8.375%, 2010                               19,000               19,665
Nextel Communications, Inc., 5.95%, 2014                                 2,760,000            2,714,112
Rogers Wireless, Inc., 6.375%, 2014                                        950,000              935,750
Rogers Wireless, Inc., 7.5%, 2015                                          980,000            1,031,450
Vodafone Group PLC, 5.75%, 2006                                     EUR    140,000              178,725
                                                                                           ------------
                                                                                           $  5,448,452
-------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                    EUR     75,000         $     97,857
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                     $  2,508,000            2,558,160
                                                                                           ------------
                                                                                           $  2,656,017
-------------------------------------------------------------------------------------------------------
Transportation  - Services - 0.4%
-------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                         $    685,000         $    727,813
Stena AB, 7%, 2016                                                         812,000              767,340
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                    795,000              789,038
                                                                                           ------------
                                                                                           $  2,284,191
-------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.3%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                  $  2,730,000         $  2,705,564
Freddie Mac, 4.375%, 2015                                                8,830,000            8,211,194
Small Business Administration, 5.34%, 2021                               1,359,787            1,353,546
                                                                                           ------------
                                                                                           $ 12,270,304
-------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.0%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                       $  5,000,000         $  4,493,360
U.S. Treasury Notes, 6.5%, 2010                                         34,605,000           36,492,045
U.S. Treasury Notes, 4.5%, 2016                                          2,718,000            2,599,512
U.S. Treasury Notes, TIPS, 3.875%, 2009                                  3,826,623            4,016,760
                                                                                           ------------
                                                                                           $ 47,601,677
-------------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 5.9%
-------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013 (a)                                            $    685,000         $    741,513
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                           805,000              875,438
Beaver Valley Funding Corp., 9%, 2017                                    4,599,000            5,136,875
BVPS II Funding Corp., 8.68%, 2017                                         775,000              863,583
DPL, Inc., 6.875%, 2011                                                  1,393,000            1,455,331
Duke Capital Corp., 8%, 2019                                               691,000              794,803
Empresa Nacional de Electricidad S.A., 8.35%, 2013                           5,000                5,467
Enersis S.A., 7.375%, 2014                                                 844,000              871,627
HQI Transelec Chile S.A., 7.875%, 2011                                     383,000              408,594
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                        2,000,000            1,907,822
Midwest Generation LLC, 8.75%, 2034                                        685,000              739,800
Mirant North America LLC, 7.375%, 2013 (a)                                 800,000              803,000
MSW Energy Holdings LLC, 7.375%, 2010                                    1,045,000            1,073,738
National Grid Group Finance PLC, 5.25%, 2006                        EUR    200,000              253,823
Nevada Power Co., 5.875%, 2015                                        $  1,965,000            1,893,095
NorthWestern Corp., 5.875%, 2014                                         1,695,000            1,667,909
NRG Energy, Inc., 7.375%, 2016                                           2,405,000            2,426,044
Reliant Resources, Inc., 9.25%, 2010                                       490,000              496,738
Reliant Resources, Inc., 9.5%, 2013                                         20,000               20,300
RWE Finance B.V., 5.375%, 2008                                      EUR      6,000                7,810
System Energy Resources, Inc., 5.129%, 2014 (a)                       $  2,371,044            2,290,263
TXU Corp., 5.55%, 2014                                                   2,020,000            1,877,129
TXU Energy Co., 7%, 2013                                                 2,670,000            2,765,250
Waterford 3 Funding Corp., 8.09%, 2017                                   1,907,493            1,940,837
                                                                                           ------------
                                                                                           $ 31,316,789
-------------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $513,159,888)                                            $509,318,909
-------------------------------------------------------------------------------------------------------

Common Stocks - 0.1%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
-------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                 19,975         $          0
-------------------------------------------------------------------------------------------------------
Tobacco - 0.1%
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                      2,302         $    252,414
-------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS (IDENTIFIED COST, $906)                                            $    252,414
-------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25% (Identified Cost, $737,595)                48,225         $    801,017
-------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.0%
-------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, $139,485)                5,100         $    130,407
-------------------------------------------------------------------------------------------------------
Warrants - 0.0%
-------------------------------------------------------------------------------------------------------
                                                STRIKE         FIRST
                                                 PRICE      EXERCISE
---------------------------------------------------------------------------------------------------------------
Business Services - 0.0%
-------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business
Services) (n)                                    $0.14       1/28/97         1,625         $          0
Loral Space & Communications Ltd. (Business
Services) (n)                                     0.14       1/28/97           700                    0
Emerging Market Sovereign - 0.0%
---------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment
Obligation, expires 2020                           N/A          N/A          1,250         $     46,131
-------------------------------------------------------------------------------------------------------------
    TOTAL WARRANTS (IDENTIFIED COST, $75,292)                                              $     46,131
-------------------------------------------------------------------------------------------------------

Convertible Bonds - 0.0%
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.0%
-------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25% to 2009, FRN to 2049
(Identified Cost, $135,348)                                         EUR    155,000         $    207,357
-------------------------------------------------------------------------------------------------------

Call Options Purchased - 0.0%
-------------------------------------------------------------------------------------------------------
                                                                      PAR AMOUNT
ISSUE/EXPIRATION/STRIKE PRICE                                       OF CONTRACTS
-------------------------------------------------------------------------------------------------------
MXN currency - May 2006 @ $0.0896                                   MXN  1,115,450         $      1,055
U.S. Treasury Notes 10 yr Future - June 2006 @ $106                        $98,000               45,938
-------------------------------------------------------------------------------------------------------
    TOTAL CALL OPTIONS PURCHASED (PREMIUMS PAID, $79,590)                                  $     46,993
-------------------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 yr Future  - June 2006 @ $106
(Premiums Paid, $83,031)                                              $     98,000         $     98,000
-------------------------------------------------------------------------------------------------------

Short-Term Obligations  - 4.0%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06,
at Amortized Cost (y)                                                 $ 21,210,000         $ 21,210,000
-------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.9%
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.77%, dated 4/28/06, due 5/01/06, total to be received $9,838,909 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost      $  9,835,000         $  9,835,000
-------------------------------------------------------------------------------------------------------
Rights - 0.0%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.0%
-------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring
January 2021 (n)                                                         1,250,000         $          0
-------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $545,456,135) (k)                                  $541,946,228
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.1)%                                                     (11,050,543)
-------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                      $530,895,685
-------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
    At period end, the aggregate value of these securities was $61,470,451, representing 11.6% of net assets.
(i) Interest only security for which the trust receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $489,081,575 and 90.25% of market value, of which
    90.25% of market value was provided by an independent pricing service using an evaluated bid.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                         NET UNREALIZED
      CONTRACTS TO                                                        CONTRACTS        APPRECIATION
    DELIVER/RECEIVE           SETTLEMENT DATE       IN EXCHANGE FOR        AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
SALES
BRL       95,023                      5/30/06           $    44,331     $    45,065        $      (734)
CAD      813,536                      5/15/06               704,916         727,233            (22,317)
CLP   20,510,000                      5/08/06                40,000          39,843                157
DKK      450,944                      5/10/06                73,711          76,293             (2,582)
EUR   51,183,964            5/17/06 - 6/13/06            62,368,579      64,749,444         (2,380,865)
GBP    5,468,584                      6/05/06             9,566,194       9,966,977           (400,783)
ILS      430,750                      5/04/06                96,150          96,123                  27
MXN    1,546,192            5/09/06 - 5/11/06               138,966         139,699               (733)
NOK    8,716,124                      5/10/06             1,343,112       1,413,601            (70,489)
NZD    8,109,391                      6/06/06             4,921,807       5,156,514           (234,707)
PLN    1,342,008                      5/04/06               436,425         437,326               (901)
RUB    1,341,462                      6/15/06                48,994          49,269               (275)
SGD    1,099,055                      5/04/06               638,063         638,420               (357)
                                                        -----------     -----------        -----------
                                                        $80,421,248     $83,535,807        $(3,114,559)
                                                        -----------     -----------        -----------

                                                                                         NET UNREALIZED
      CONTRACTS TO                                                        CONTRACTS        APPRECIATION
    DELIVER/RECEIVE            SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
PURCHASES
BRL      255,130                      5/22/06           $   119,842     $   121,279        $     1,437
CLP   75,034,500                      5/08/06               143,813         145,763              1,950
CNY    1,794,375                      6/21/06               225,622         225,590                (32)
COP  350,395,458            5/17/06 - 5/25/06               149,892         147,287             (2,605)
CZK    9,495,980                      5/15/06               396,111         420,974             24,863
DKK      450,944                      5/10/06                72,383          76,293              3,910
EUR    2,476,324            5/10/06 - 5/17/06             3,000,060       3,126,872             126,812
GBP      462,713                      6/05/06               827,425         843,335             15,910
IDR  126,267,902                      5/30/06                14,292          14,275                (17)
ILS      861,500            5/04/06 - 6/06/06               188,437         192,225              3,788
INR    2,208,500                      5/30/06                49,078          49,143                 65
KRW   24,537,500                      5/15/06                25,748          26,031                283
MXN    6,745,930            5/09/06 - 5/11/06               612,064         609,520             (2,544)
NOK    8,716,124                      5/10/06             1,301,322       1,413,601            112,279
NZD    1,928,020                      6/06/06             1,209,254       1,225,969             16,715
PHP    5,545,500                      5/17/06               108,416         107,094             (1,322)
PLN    2,684,016            5/04/06 - 6/06/06               851,654         875,068             23,414
RUB    4,895,962            5/15/06 - 6/15/06               176,536         179,756              3,220
SGD    2,018,110            5/04/06 - 6/06/06             1,264,053       1,277,797             13,744
SKK    5,058,966                      5/09/06               165,925         170,908              4,983
TRY      673,933            5/05/06 - 5/25/06               501,550         508,697              7,147
ZAR      247,632                      5/04/06                40,000          41,145              1,145
                                                        -----------     -----------        -----------
                                                        $11,443,477     $11,798,622        $   355,145
                                                        -----------     -----------        -----------

At  April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $224,067 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2006:

                                                                                             UNREALIZED
                                                                         EXPIRATION        APPRECIATION
DESCRIPTION                             CONTRACTS            VALUE             DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Short)               95      $10,029,922        June 2006             $33,809

At April 30, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

CDO            Collateralized Debt Obligation
FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS           Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated
in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS       Argentine Peso               GBP      British Pound              PHP      Philippine Peso
BRL       Brazilian Real               IDR      Indonesian Rupiah          PLN      Polish Zloty
CAD       Canadian Dollar              ILS      Israeli Sheqel             RUB      Russian Ruble
CLP       Chilean Peso                 INR      Indian Rupee               SGD      Singapore Dollar
CNY       Chinese Yuan Renminbi        KRW      Korean Won                 SKK      Slovakian Koruna
COP       Colombian Peso               MXN      Mexican Peso               TRY      Turkish Lira
CZK       Czech Koruna                 NOK      Norwegian Krone            UYU      Uruguayan Peso
DKK       Danish Krone                 NZD      New Zealand Dollar         ZAR      South African Rand
EUR       Euro

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $545,456,135)               $541,946,228
Cash                                                                     152,834
Foreign currency, at value (identified cost, $239)                           224
Receivable for forward foreign currency exchange contracts               363,173
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     224,067
Receivable for investments sold                                        3,401,902
Interest and dividends receivable                                      8,332,756
Other assets                                                              81,210
------------------------------------------------------------------------------------------------------
Total assets                                                                              $554,502,394
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to dividend disbursing agent                                    $205,143
Payable for forward foreign currency exchange contracts                3,122,587
Payable for daily variation margin on open futures contracts              16,328
Payable for investments purchased                                     19,658,839
Payable to affiliates
  Management fee                                                          31,585
  Transfer agent and dividend disbursing costs                            43,004
  Administrative services fee                                                598
Payable for independent trustees' compensation                           374,979
Accrued expenses and other liabilities                                   153,646
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $23,606,709
------------------------------------------------------------------------------------------------------
Net assets                                                                                $530,895,685
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $612,952,980
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           (5,944,215)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (73,379,185)
Accumulated distributions in excess of net investment income          (2,733,895)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $530,895,685
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (86,253,654 issued,
less 6,388,302 treasury shares)                                                             79,865,352
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $530,895,685/
79,865,352 shares of beneficial interest outstanding)                                            $6.65
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/06
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $15,520,781
  Dividends                                                                65,799
  Foreign taxes withheld                                                       67
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $15,586,647
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,830,600
  Transfer agent and dividend disbursing costs                            129,111
  Administrative services fee                                              33,093
  Independent trustees' compensation                                       38,181
  Custodian fee                                                           103,217
  Shareholder communications                                              164,580
  Auditing fees                                                            48,530
  Legal fees                                                                6,097
  Miscellaneous                                                            28,844
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,382,253
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (32,212)
  Reduction of expenses by investment adviser                              (1,869)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,348,172
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $13,238,475
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(1,173,725)
  Written option transactions                                               9,735
  Futures contracts                                                       206,061
  Foreign currency transactions                                           690,647
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $(267,282)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(2,508,926)
  Futures contracts                                                        33,809
  Translation of assets and liabilities in foreign currencies          (2,887,314)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(5,362,431)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(5,629,713)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $7,608,762
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS
                                                                        ENDED               YEAR ENDED
                                                                      4/30/06                 10/31/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $13,238,475              $27,896,846
Net realized gain (loss) on investments and foreign
currency transactions                                                (267,282)              19,709,683
Net unrealized gain (loss) on investments and foreign
currency translation                                               (5,362,431)             (33,557,272)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $7,608,762              $14,049,257
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income                                       $(15,542,382)            $(31,635,467)
------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions                $(6,816,053)             $(5,859,433)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(14,749,673)            $(23,445,643)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $545,645,358             $569,091,001
At end of period (including accumulated distributions
in excess of net investment income of $2,733,895 and
$429,988, respectively)                                          $530,895,685             $545,645,358
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                  YEARS ENDED 10/31
                                          ENDED       ------------------------------------------------------------------------
                                        4/30/06             2005             2004           2003           2002           2001
                                    (UNAUDITED)
Net asset value, beginning
of period                                 $6.74            $6.94            $6.76          $6.32          $6.60          $6.69
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.16            $0.34            $0.38          $0.38          $0.41          $0.51
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        (0.07)           (0.16)            0.17           0.46          (0.26)         (0.06)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.09            $0.18            $0.55          $0.84          $0.15          $0.45
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.19)          $(0.39)          $(0.39)        $(0.40)        $(0.43)        $(0.49)
  From paid-in capital                       --               --               --             --             --          (0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                          $(0.19)          $(0.39)          $(0.39)        $(0.40)        $(0.43)        $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                            $0.01            $0.01            $0.02          $0.00(w)       $0.00(w)       $0.00(w)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.65            $6.74            $6.94          $6.76          $6.32          $6.60
------------------------------------------------------------------------------------------------------------------------------
Per share market value, end
of period                                 $5.85            $6.15            $6.30          $6.41          $5.69          $6.06
------------------------------------------------------------------------------------------------------------------------------
Total return at market
value (%) (r)(s)                          (1.80)(n)         3.78             4.62          20.11           0.72           9.83
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     0.89(a)          0.93             0.94           0.94           0.96           1.06
Expenses after expense
reductions (f)                             0.89(a)          0.93             0.94           0.94           0.96           1.06
Net investment income (x)                  4.93(a)          4.97             5.51           5.76           6.49           7.65
Portfolio turnover                           43               67               59            126            152            103
Net assets at end of period
(000 Omitted)                          $530,896         $545,645         $569,091       $563,760       $528,945       $554,767
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
(x) Effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Multimarket Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales reported that day, exchange-traded options are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the trust's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the trust's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the trust's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options, purchased options, forward foreign currency exchange contracts, and futures contracts.

WRITTEN OPTIONS - The trust may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the trust realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the trust. The trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions
                                                 NUMBER OF      PREMIUMS
                                                 CONTRACTS      RECEIVED

      Outstanding, beginning of period                 --           $--
        Call Options written                            4         9,735
        Call Options closed                            (2)       (9,146)
        Call Options expired                           (2)         (589)
      ------------------------------------------------------------------
      Outstanding, end of period                       --           $--

PURCHASED OPTIONS - The trust may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the trust's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                      OCTOBER 31, 2005   OCTOBER 31, 2004
     Ordinary income (including any
     short-term capital gains)             $31,635,467        $32,540,604

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $551,447,091
          ----------------------------------------------------------
          Gross appreciation                              $5,763,520
          Gross depreciation                             (15,264,383)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(9,500,863)

          AS OF OCTOBER 31, 2005

          Undistributed ordinary income                   $4,536,676
          Capital loss carryforwards                     (67,534,777)
          Other temporary differences                     (4,547,582)
          Net unrealized appreciation (depreciation)      (6,577,992)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          October 31, 2008                               $(6,883,833)
          October 31, 2009                               (22,359,865)
          October 31, 2010                               (38,291,079)
          ----------------------------------------------------------
                                                        $(67,534,777)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the trust's average daily net assets and 5.40% of gross investment income. The management fee, from net assets and gross investment income, incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.68% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended April 30, 2006, these fees amounted to $73,577. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2006, these costs amounted to $42,644.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0123% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $4,031. The trust also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $1,464. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $154,405 and $136,094, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $76,210 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $2,285. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,869, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The investment adviser reimbursed the trust $164,664 for a trade correction. This amount is included in the realized gain on foreign currency transactions on the statement of operations.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES              SALES

U.S. government securities                     $86,545,436        $69,260,769
-----------------------------------------------------------------------------
Investments (non-U.S. government
  securities)                                 $139,460,823       $158,795,062
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 1,130,700 shares of beneficial interest during the six months ended April 30, 2006 at an average price per share of $6.03 and a weighted average discount of 10.24% per share. The trust repurchased and retired 959,100 shares of beneficial interest during the year ended October 31, 2005 at an average price per share of $6.11 and a weighted average discount of 11.01% per share. Transactions in trust shares were as follows:

                                      PERIOD ENDED            YEAR ENDED
                                     APRIL 30, 2006        OCTOBER 31, 2005
                                  SHARES      AMOUNT       SHARES      AMOUNT

Treasury shares reacquired     (1,130,700)  $(6,816,053)  (959,100) $(5,859,433)

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2006 was $1,894, and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Multimarket Income Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Multimarket Income Trust (the Trust), including the portfolio of investments, as of April 30, 2006, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2006. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2005, and financial highlights for each of the five years in the period ended October 31, 2005, and in our report dated December 13, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
June 12, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2006, our records indicate that there are 7,519 registered shareholders and approximately 38,396 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                              MMT-SEM-6/06 53M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

GENERAL. Information regarding the portfolio managers of the MFS Multimarket Income Trust (the "Fund") provided as of April 30, 2006 is set forth below.

                                                          TITLE AND FIVE YEAR
 PORTFOLIO MANAGER       PRIMARY ROLE        SINCE               HISTORY
 -----------------       ------------        -----        --------------------

Richard O. Hawkins      Lead Portfolio       April      Senior Vice President of
                           Manager           2006       MFS; employed in the
                                                        investment management
                                                        area of MFS since 1988.

John Addeo              High Yield Debt      2005       Vice President of MFS;
                     Securities Portfolio               employed in the
                            Manager                     investment management
                                                        area of MFS since 1998.

James J. Calmas         High Grade Debt      2005       Senior Vice President of
                     Securities Portfolio               MFS; employed in the
                            Manager                     investment management
                                                        area of MFS since 1988.

Scott B. Richards       High Yield Debt      2005       Vice President of MFS;
                     Securities Portfolio               employed in the
                            Manager                     investment management
                                                        area MFS since 2004;
                                                        Head of the High Yield
                                                        Group at Columbia
                                                        Management Group from
                                                        1999 to 2003.

Matthew W. Ryan      Emerging Markets Debt   2004       Senior Vice President of
                     Securities Portfolio               MFS; employed in the
                            Manager                     investment management
                                                        area of MFS since 1997.

COMPENSATION. Portfolio manager total cash compensation as of April 30, 2006 is a combination of base salary and performance bonus:

  o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

  o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

      >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

      >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's semi-annual period ended April 30, 2006. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------           -----------------------------------------
Richard O. Hawkins                                      N
John Addeo                                              N
James J. Calmas                                         N
Scott B. Richards                                       N
Matthew W. Ryan                                         N

OTHER ACCOUNTS. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's semi-annual period ended April 30, 2006 were as follows:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                           ---------------------        -----------------------         --------------
                         NUMBER OF                     NUMBER OF                    NUMBER OF
         NAME            ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
Richard O. Hawkins           11       $24.9 billion        0             N/A            2      $45.2 million
John Addeo                   10       $4.3 billion         1        $187 million        2      $533.7 million

James J. Calmas              8        $3.1 billion         4           $635.1           2      $603.2 million
                                                                       million
Scott Richards               13       $4.7 billion         2           $477.2           2      $533.7 million
                                                                       million
Matthew W. Ryan              14       $4.8 billion         3        $1.8 billion        7       $1.1 billion

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

POTENTIAL CONFLICTS OF INTEREST. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------
                          MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
                                                     (C)               (D)
                                                 TOTAL NUMBER    MAXIMUM NUMBER
                                                   OF SHARES    (OR APPROXIMATE
                                                 PURCHASED AS   DOLLAR VALUE) OF
                                        (B)        PART OF      SHARES THAT MAY
                            (A)       AVERAGE      PUBLICLY     YET BE PURCHASED
                       TOTAL NUMBER    PRICE      ANNOUNCED          UNDER
                        OF SHARES     PAID PER     PLANS OR       THE PLANS
PERIOD                  PURCHASED      SHARE       PROGRAMS        OR PROGRAMS
-------------------------------------------------------------------------------
1/1/05 - 11/30/05         70,700       $6.13       70,700          7,390,085
-------------------------------------------------------------------------------
2/1/05 - 12/31/05        300,600       $5.97      300,600          7,089,485
-------------------------------------------------------------------------------
1/1/06 - 1/31/06         177,400       $6.12      177,400          6,912,085
-------------------------------------------------------------------------------
2/1/06 - 2/28/06         154,000       $6.10      154,000          6,758,085
-------------------------------------------------------------------------------
3/1/06 - 3/31/06         269,700       $6.06      269,700          7,759,635
-------------------------------------------------------------------------------
4/1/06 - 4/30/06         158,300       $5.87      158,300          7,601,335
-------------------------------------------------------------------------------
      Total             1,130,700      $6.03     1,130,700
-------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for repurchase for the March 1, 2006 plan year are 8,029,335.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------


* Print name and title of each signing officer under his or her signature.